Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2024
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 21 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12‑04(a), 5‑04(c), and 4‑08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income (loss).

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of	As of
	September 30,	September 30,
	2024	2023
Assets
Current assets
Cash	$463	$32,589
Other current assets	128,998	-
Non-current assets
Investment in subsidiaries	97,308,651	103,950,542
Total assets	$97,438,112	$103,983,131

Liabilities and Shareholders’ Equity

Current liabilities
Due to a related party	300,177	300,177
Accrued expenses and other current liabilities	225,518	120,720
Total liabilities	$525,695	$420,897

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 68,574,781 and 20,062,658 shares issued and outstanding as of September 30, 2023 and 2022, respectively	104,486,710	101,922,676
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 shares issued and outstanding as of September 30, 2023 and 2022.	4,231,055	4,231,055
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	526,217
Accumulated deficits	(16,741,427)	(3,211,885)
Accumulated other comprehensive loss	(3,944,110)	(8,771,028)
Total shareholders’ equity	96,912,417	103,562,234

Total liabilities and shareholders’ equity	$97,438,112	$103,983,131
	For the years ended September 30,
	2024	2023	2022

General and administrative expenses	$(8,006,889)	$(3,202,589)	$(218,663)
Equity in (loss) earnings of subsidiaries	(6,033,880)	(2,423,151)	2,448,371
Net (loss) income	$(14,040,769)	$(5,625,740)	2,229,708

Net (loss) income	(14,040,769)	(5,625,740)	2,229,708
Foreign currency translation gain (loss)	4,826,918	(2,238,556)	(6,655,036)
Comprehensive loss	$(9,213,851)	$(7,864,296)	$(4,425,328)
	For the years ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(14,040,769)	$(5,625,740)	$2,229,708
Adjustments to reconcile net income to net cash used in operating activities:
Allowance for prepaid expenses and other current assets	32,249	-	-
Interest expenses	233,873	-	-
Amortization of debts issuance costs	-	277,500	-
Issuance of ordinary shares for services	-	1,100,000	-
Equity in loss (earnings) of subsidiaries	6,033,880	2,423,151	(2,448,371)
Prepaid expenses and other current assets	-	-	92,000
Accrued expenses and other current liabilities	104,799	278,521	(202,001)
Net cash used in operating activities	(7,635,968)	(1,546,568)	(328,664)

CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables	608,628	(769,875)	-
Purchase of treasury shares	(430)	-	-
Investment in subsidiaries	6,850,354	(9,676,000)	(3,211,899)
Net cash provided by (used in) investing activities	7,458,552	(10,445,875)	(3,211,899)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares for private placement	-	-	5,528,702
Proceeds from convertible notes	-	3,000,000	-
Proceeds from warrants exercised	145,290	8,945,433	-
Proceeds from related party loans	-	63,500	-
Repayment of related party loans	-	-	(1,980,145)
Net cash provided by financing activities	145,290	12,008,933	3,548,557

CHANGES IN CASH	(32,126)	16,490	7,994

CASH, beginning of year	32,589	16,099	8,105

CASH, end of year	$463	$32,589	$16,099